MINERAL PROPERTY INTERESTS (Tables)	3 Months Ended
Mar. 31, 2025
Mineral Property Interests
Schedule of mineral property interests

Extra High Property

Balance, December 31, 2022	$54,001
Exploration costs	44,991
Balance December 31, 2023	98,992
Exploration costs	5,510
Balance, December 31, 2024 and March 31, 2025	$104,502